Cash and cash equivalents and Restricted cash (Tables)	6 Months Ended
Jun. 30, 2019
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash
	June 30, 2019	December 31, 2018
Cash on hand	6	46
Cash at banks	2,703	-
Total	2,709	46